N-2 - USD ($)				3 Months Ended
		Jul. 21, 2025	Jun. 25, 2025	Apr. 30, 2025	Jan. 31, 2025	Oct. 31, 2024	Jul. 31, 2024	Apr. 30, 2024	Jan. 31, 2024	Oct. 31, 2023	Jul. 31, 2023	Apr. 30, 2023	Jan. 31, 2023
Cover [Abstract]
Entity Central Index Key		0000830487
Amendment Flag		false
Document Type		424B5
Entity Registrant Name		Western Asset Municipal High Income Fund Inc.
Fee Table [Abstract]
Shareholder Transaction Expenses [Table Text Block]

STOCKHOLDER TRANSACTION EXPENSES
Sales Load (percentage of offering price)	1.00%(1)
Offering Expenses Borne by the Fund (percentage of offering price)	0.27%(2)
Dividend Reinvestment Plan Per Transaction Fee to Sell Shares Obtained Pursuant to the Plan	$5.00(3)
TOTAL TRANSACTION EXPENSES (as a percentage of offering price)(4)	1.27%

(1)
Represents the estimated commission with respect to the shares of Common Stock being sold in this offering. There is no guarantee that there will be any sales of the shares of Common Stock pursuant to this Prospectus Supplement and the accompanying Prospectus.

(2)	Offering expenses payable by the Fund will be deducted from the proceeds, before expenses, to the Fund.
(3)
Common Stockholders will pay brokerage charges if they direct the Plan Agent (defined below) to sell Common Stock held in a dividend reinvestment account. See “Dividend Reinvestment Plan” in the accompanying Prospectus. There are no fees charged to stockholders for participating in the Fund’s dividend reinvestment plan (the “Plan”). However, stockholders participating in the Plan that elect to sell their shares obtained pursuant to the plan would pay $5.00 per transaction to sell shares.

(4)
Based upon net assets attributable to our Common Stock as of June 25, 2025 after giving effect to the anticipated net proceeds of this offering. Assumes the Fund sells 10,917,031 shares of Common Stock at an offering price of $6.87 (the last reported sale price per share for the Common Stock on the NYSE as of June 25, 2025). The price per share of any sale of shares of Common Stock may be greater or less than the price assumed herein, depending on the market price of the Common Stock at the time of any sale. There is no guarantee that there will be any sales of shares of Common Stock pursuant to this Prospectus Supplement and the accompanying Prospectus. The number of shares of Common Stock actually sold pursuant to this Prospectus Supplement and the accompanying Prospectus may be less than as assumed herein.

Sales Load [Percent]	[1]	1.00%
Dividend Reinvestment and Cash Purchase Fees	[2]	$ 5.00
Other Transaction Expenses [Abstract]
Other Transaction Expense 1 [Percent]	[3]	0.27%
Other Transaction Expenses [Percent]	[4]	1.27%
Annual Expenses [Table Text Block]

Percentage of Net Assets Attributable to Common Stock
ANNUAL EXPENSES
Management Fees(5)	0.55%
Other Expenses(6)	0.11%
Interest and Related Expenses from Leverage(7)	0.05%
TOTAL ANNUAL EXPENSES	0.71%
(5)	The Manager receives an annual fee, payable monthly, in an amount equal to 0.55% of the Fund’s average daily net assets.
(6)	Expenses based on amounts incurred in the fiscal year ended October 31, 2024.
(7)
The Fund may enter into TOB transactions and may invest in Inverse Floaters issued in TOB transactions. When structuring an Inverse Floater, the Fund deposits securities (typically municipal bonds or other municipal securities) into a special purpose entity, referred to as a “TOB Trust.” The TOB Trust generally issues Floaters to third parties and residual interest, Inverse Floaters, to the Fund. Interest paid to holders of the Floaters, as well as other expenses related to administration, liquidity, remarketing and trustee services of the TOB Trust, are recognized as an interest expense of the Fund. For the year ended October 31, 2024, the average daily amount of Floaters outstanding was $2,988,005 and weighted average interest rate was 3.92%.

Management Fees [Percent]	[5]	0.55%
Interest Expenses on Borrowings [Percent]	[6]	0.05%
Other Annual Expenses [Abstract]
Other Annual Expenses [Percent]	[7]	0.11%
Total Annual Expenses [Percent]		0.71%
Expense Example [Table Text Block]
Example*
The following example illustrates the hypothetical expenses that you would pay on a $1,000 investment in Common Stock, assuming (i) “Total Annual Expenses” of 0.71% of net assets attributable to Common Stock and (ii) a 5% annual return:

1 Year	3 Years	5 Years	10 Years
$20	$35	$51	$99

*
The example above should not be considered a representation of future expenses. Actual expenses may be higher or lower than those shown. The example assumes that all dividends and distributions are reinvested at net asset value. Actual expenses may be greater or less than those assumed. Moreover, the Fund’s actual rate of return may be greater or less than the hypothetical 5% return shown in the example.

Expense Example, Year 01	[8]	$ 20
Expense Example, Years 1 to 3	[8]	35
Expense Example, Years 1 to 5	[8]	51
Expense Example, Years 1 to 10	[8]	$ 99
Purpose of Fee Table , Note [Text Block]
The purpose of the following table and example is to help you understand all fees and expenses Common Stockholders would bear directly or indirectly. The table below is based on the capital structure of the Fund as of October 31, 2024 (except as noted below) and assumes the issuance of $75 million of additional shares of Common Stock.

Basis of Transaction Fees, Note [Text Block]		percentage of offering price
Other Transaction Fees, Note [Text Block]		Offering expenses payable by the Fund will be deducted from the proceeds, before expenses, to the Fund.
Other Expenses, Note [Text Block]		Expenses based on amounts incurred in the fiscal year ended October 31, 2024.
Management Fee not based on Net Assets, Note [Text Block]		The Manager receives an annual fee, payable monthly, in an amount equal to 0.55% of the Fund’s average daily net assets.
General Description of Registrant [Abstract]
Share Price [Table Text Block]
The following table sets forth for each of the periods indicated the range of high and low closing sale prices of our Common Stock, each as reported on the NYSE, the net asset value per share of Common Stock and the premium or discount to net asset value per share at which our shares were trading. Net asset value is generally determined on each business day that the NYSE is open for business. See “Net Asset Value” for information as to the determination of our net asset value.

		Price Range
	NAV(1)	High	Low	Premium / (Discount) of High Sales Price to NAV	Premium / (Discount) of Low Sales Price to NAV
Fiscal Year Ending October 31, 2025
Second Quarter	$6.92	$7.82	$6.95	13.01%	0.43%
First Quarter	$7.15	$7.24	$6.75	1.26%	(5.59)%
Fiscal Year Ending October 31, 2024
Fourth Quarter	$7.23	$7.32	$6.94	1.24%	(4.01)%
Third Quarter	$7.30	$7.04	$6.54	(3.56)%	(10.41)%
Second Quarter	$7.20	$6.92	$6.53	(3.89)%	(9.31)%
First Quarter	$7.36	$6.58	$6.06	(10.60)%	(17.66)%
Fiscal Year Ending October 31, 2023
Fourth Quarter	$6.75	$6.53	$5.94	(3.26)%	(12.00)%
Third Quarter	$7.21	$6.65	$6.28	(7.77)%	(12.90)%
Second Quarter	$7.19	$6.84	$6.34	(4.87)%	(11.82)%
First Quarter	$7.28	$6.79	$6.20	(6.73)%	(14.84)%
Source of market prices: NYSE
(1)
Net asset value per share is determined as of close of business on the last day of the relevant quarter and therefore may not reflect the net asset value per share on the date of the high and low closing sales prices, which may or may not fall on the last day of the quarter. Net asset value per share is calculated as described in “Net Asset Value.”

On June 25, 2025, the last reported sale price of our Common Stock on the NYSE was $6.87, which represented a premium of approximately 0.44% to the net asset value per share reported by us on that date.
As of June 25, 2025, we had approximately 21,689,855 shares of Common Stock outstanding and we had net assets attributable to Common Stockholders of approximately $148,401,007.

Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Capital Stock [Table Text Block]
The following table sets forth our capitalization (i) as of October 24, 2024 and (ii) as adjusted to give effect to the issuance of the shares of Common Stock offered hereby at a price of $6.87 per share (the last reported sale price for shares of Common Stock on the NYSE as of June 25, 2025) less the assumed commission of $750,000 (representing an estimated commission paid to the Distributor of 1.00% of the gross proceeds of the sale of shares of Common Stock in this offering, out of which the Distributor will compensate the Sub‑Placement Agent at a rate of up to 0.80% of the gross sales proceeds of the sale of shares of Common Stock sold by the Sub‑Placement Agent) and estimated offering expenses payable by the Fund of $953,233. As indicated below, the Fund will bear the offering expenses associated with this offering:

	Actual (Audited)	As Adjusted(1) (Unaudited)	As Further Adjusted(2) (Unaudited)

Net Assets:
Common Stock ($0.01 par value per share); 500,000,000 shares authorized; 21,651,223 shares issued and outstanding as of October 31, 2024 (actual); 21,689,855 shares issued and outstanding as of June 25, 2025 which includes 38,632 shares issued since October 31, 2024 from dividend reinvestments (as adjusted); 32,606,855 shares issued and outstanding as of June 25, 2025 and assumes the issuance of 10,917,030 shares (as further adjusted)	$216,512	$216,898	$326,069
Paid‑in capital in excess of par value	162,633,103	162,904,294	236,841,890
Total distributable earnings (loss)	(6,205,859)	(6,205,859)	(6,205,859)
Total Net Assets	$156,643,756	$156,915,333	$230,962,100
(1)	Includes 38,632 shares and $271,577 in dividend reinvestment dollars from October 31, 2024 to June 25, 2025.
(2)
As further adjusted paid‑in surplus reflects a deduction for the estimated offering expenses and estimated commissions on the shares of Common Stock borne by the Fund of $203,233 and $750,000, respectively.

Common Shares [Member]
Other Annual Expenses [Abstract]
Basis of Transaction Fees, Note [Text Block]		Percentage of Net Assets Attributable to Common Stock
General Description of Registrant [Abstract]
Lowest Price or Bid				$ 6.95	$ 6.75	$ 6.94	$ 6.54	$ 6.53	$ 6.06	$ 5.94	$ 6.28	$ 6.34	$ 6.20
Highest Price or Bid				$ 7.82	$ 7.24	$ 7.32	$ 7.04	$ 6.92	$ 6.58	$ 6.53	$ 6.65	$ 6.84	$ 6.79
Highest Price or Bid, Premium (Discount) to NAV [Percent]				13.01%	1.26%	1.24%	(3.56%)	(3.89%)	(10.60%)	(3.26%)	(7.77%)	(4.87%)	(6.73%)
Lowest Price or Bid, Premium (Discount) to NAV [Percent]				0.43%	(5.59%)	(4.01%)	(10.41%)	(9.31%)	(17.66%)	(12.00%)	(12.90%)	(11.82%)	(14.84%)
Share Price			$ 6.87
NAV Per Share	[9]			$ 6.92	$ 7.15	$ 7.23	$ 7.30	$ 7.20	$ 7.36	$ 6.75	$ 7.21	$ 7.19	$ 7.28
Latest Premium (Discount) to NAV [Percent]			0.44%
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Title [Text Block]			Common Stock
Outstanding Security, Held [Shares]			21,689,855
Other Transaction Expenses [Member]
Other Annual Expenses [Abstract]
Basis of Transaction Fees, Note [Text Block]		as a percentage of offering price

[1]	Represents the estimated commission with respect to the shares of Common Stock being sold in this offering. There is no guarantee that there will be any sales of the shares of Common Stock pursuant to this Prospectus Supplement and the accompanying Prospectus.
[2]	Common Stockholders will pay brokerage charges if they direct the Plan Agent (defined below) to sell Common Stock held in a dividend reinvestment account. See “Dividend Reinvestment Plan” in the accompanying Prospectus. There are no fees charged to stockholders for participating in the Fund’s dividend reinvestment plan (the “Plan”). However, stockholders participating in the Plan that elect to sell their shares obtained pursuant to the plan would pay $5.00 per transaction to sell shares.
[3]	Offering expenses payable by the Fund will be deducted from the proceeds, before expenses, to the Fund.
[4]	Based upon net assets attributable to our Common Stock as of June 25, 2025 after giving effect to the anticipated net proceeds of this offering. Assumes the Fund sells 10,917,031 shares of Common Stock at an offering price of $6.87 (the last reported sale price per share for the Common Stock on the NYSE as of June 25, 2025). The price per share of any sale of shares of Common Stock may be greater or less than the price assumed herein, depending on the market price of the Common Stock at the time of any sale. There is no guarantee that there will be any sales of shares of Common Stock pursuant to this Prospectus Supplement and the accompanying Prospectus. The number of shares of Common Stock actually sold pursuant to this Prospectus Supplement and the accompanying Prospectus may be less than as assumed herein.
[5]	The Manager receives an annual fee, payable monthly, in an amount equal to 0.55% of the Fund’s average daily net assets.
[6]	The Fund may enter into TOB transactions and may invest in Inverse Floaters issued in TOB transactions. When structuring an Inverse Floater, the Fund deposits securities (typically municipal bonds or other municipal securities) into a special purpose entity, referred to as a “TOB Trust.” The TOB Trust generally issues Floaters to third parties and residual interest, Inverse Floaters, to the Fund. Interest paid to holders of the Floaters, as well as other expenses related to administration, liquidity, remarketing and trustee services of the TOB Trust, are recognized as an interest expense of the Fund. For the year ended October 31, 2024, the average daily amount of Floaters outstanding was $2,988,005 and weighted average interest rate was 3.92%.
[7]	Expenses based on amounts incurred in the fiscal year ended October 31, 2024.
[8]	The example above should not be considered a representation of future expenses. Actual expenses may be higher or lower than those shown. The example assumes that all dividends and distributions are reinvested at net asset value. Actual expenses may be greater or less than those assumed. Moreover, the Fund’s actual rate of return may be greater or less than the hypothetical 5% return shown in the example.
[9]	Net asset value per share is determined as of close of business on the last day of the relevant quarter and therefore may not reflect the net asset value per share on the date of the high and low closing sales prices, which may or may not fall on the last day of the quarter. Net asset value per share is calculated as described in “Net Asset Value.”